Subsequent Events - Additional Information (Detail) - Subsequent Event [Member] - CNY (¥) ¥ in Thousands			1 Months Ended
	Mar. 31, 2021	Mar. 12, 2021	Jan. 31, 2021
A Business Related to Flight Vehicles [Member]
Subsequent Event [Line Items]
Equity method investment ownership percentage			19.90%
Business Combination, Consideration Transferred			¥ 24,492
Guangdong Utrust [Member]
Subsequent Event [Line Items]
Equity method investment ownership percentage		0.3067%
Business Combination, Consideration Transferred		¥ 500,000
Guangzhou GET Investment [Member]
Subsequent Event [Line Items]
Equity method investment ownership percentage	1.064%
Business Combination, Consideration Transferred	¥ 1,000,000